Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Revenue from external customers	$ 36,445	$ 32,134
General Motors [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	7,207	6,424
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,667	4,923
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,349	5,094
Daimler AG [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,294	3,779
BMW [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,786	3,300
Volkswagen [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,758	3,301
Other Customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	$ 6,384	$ 5,313